STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2019
Disclosure of cash flow statement [text block] [Abstract]
Disclosure of cash flow statement [text block]

NOTE 35 - STATEMENT OF CASH FLOWS

(a)	The Company has carried out non-monetary transactions mainly related to financial lease and lease liabilities, which are described in Note 19 Other financial liabilities.

(b)	Other inflows (outflows) of cash:

	For theyear ended
	December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$
Delta Air Lines Inc. compensation (1)	350,000	-	-
Fuel hedge	(9,966)	77,234	19,862
Hedging margin guarantees	(21,200)	1,573	(4,201)
Currency hedge	-	(1,282)	(17,798)
Change reservation systems	-	-	(16,120)
Tax paid on bank transaction	(11,369)	318	(6,635)
Fuel derivatives premiums	(17,102)	(13,947)	(2,832)
Bank commissions, taxes paid and other	(20,627)	(8,179)	(7,738)
Guarantees	(5,474)	14,755	59,988
Court deposits	(22,976)	(30,860)	(33,457)

Total Other inflows (outflows) Operation flow	241,286	39,612	(8,931)

Others deposits in guarantees	-	-	3,754
Tax paid on bank transaction	(2,249)	(2,476)	(2,594)
Others	-	-	(10,383)

Total Other inflows (outflows) Investment flow	(2,249)	(2,476)	(9,223)

Loan guarantee	-	-	80,615
Settlement of derivative contracts	(2,976)	(11,675)	(40,695)
Aircraft Financing advances	(55,728)	55,728	(26,214)
Others	-	-	-

Total Other inflows (outflows) Financing flow	(58,704)	44,053	13,706

(1)	See Note 22

(c)	Dividends:

	For the period ended
	December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$
Latam Airlines Group S.A.	(54,580)	(46,591)	(20,766)
Multiplus S.A. (*)	-	(26,029)	(45,876)
Latam Airlines Perú S.A. (*)	(536)	-	-
Total dividends paid	(55,116)	(72,620)	(66,642)

(*)	Dividends paid to minority shareholders

(d)	Reconciliation of liabilities arising from financing activities:

	As of	Cash flows			Non-Flow Movements		As of
	December 31,	Obtainment	Payment		Interest accrued		December 31,
Obligations with financial institutions	2018	Capital	Capital	Interest	and others	Reclassifications	2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
	Restated
Loans to exporters	400,721	93,000	(145,505)	(12,934)	6,193	-	341,475
Bank loans	222,741	164,095	(165,549)	(11,352)	7,320	-	217,255
Guaranteed obligations	2,534,021	607,797	(282,721)	(93,335)	93,286	(701,721)	2,157,327
Other guaranteed obligations	673,452	-	(92,549)	(28,417)	27,946	-	580,432
Obligation with the public	1,553,079	1,009,836	(487,086)	(144,932)	134,037	-	2,064,934
Financial leases	1,624,854	-	(591,861)	(72,311)	68,440	701,721	1,730,843
Other loans	252,858	27,864	(178,777)	(9,648)	8,964	-	101,261
Lease liability	2,858,049	-	(398,992)	(177,949)	891,049	-	3,172,157
Total Obligations with financial institutions	10,119,775	1,902,592	(2,343,040)	(550,878)	1,237,235	-	10,365,684

	As of	Cash flows			Non-Flow Movements		As of
	December 31,	Obtainment	Payment		Interest accrued		December 31,
Obligations with financial institutions	2017	Capital	Capital	Interest	and others	Reclassifications	2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
	Restated						Restated
Loans to exporters	314,619	293,001	(202,000)	(10,467)	5,568	-	400,721
Bank loans	321,633	74,663	(167,548)	(13,961)	7,954	-	222,741
Guaranteed obligations	4,036,843	-	(315,698)	(122,639)	99,320	(1,163,805)	2,534,021
Other guaranteed obligations	242,175	704,398	(274,339)	(16,873)	18,091	-	673,452
Obligation with the public	1,584,066	-	1,561	(107,629)	75,081	-	1,553,079
Financial leases	1,109,504	-	(691,390)	(69,808)	112,743	1,163,805	1,624,854
Other loans	282,800	55,728	(88,934)	(15,978)	19,242	-	252,858
Lease liability	3,146,972	-	(373,440)	(182,948)	267,465	-	2,858,049
Total Obligations with financial institutions	11,038,612	1,127,790	(2,111,788)	(540,303)	605,464	-	10,119,775

(e)	Advances of aircraft

Below are the cash flows associated with aircraft purchases, which are included in the statement of consolidated cash flow, in the item Purchases of properties, plants and equipment:

	For the period ended
	December 31,
	2019	2018	2017
	ThUS$	ThUS$	ThUS$

Increases (payments)	(86,288)	(212,163)	(205,143)
Recoveries	349,702	157,508	103,065
Total cash flows	263,414	(54,655)	(102,078)

f)	The net effect by the hyperinflation application in the consolidated statement of cash flow for the exercise ended December 31, 2018 corresponds to:

	For the period ended
	December 31,
	2019	2018
	ThUS$	ThUS$

Net cash flows from (used in) operating activities	118,797	6,088
Net cash flows from (used in) investment activities	64,516	(17,611)
Net cash flows from (used in) financing activities	(56,866)	3,914
Effects of variation in the exchange rate on cash and cash equivalents	(126,447)	7,609
Net increase (decrease) in cash and cash equivalents	-	-